Business Combinations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of assets acquired and liabilities assumed

$m
Cash consideration	4.0
Total consideration	4.0

Fair value of identifiable net assets:
Trade and other receivables	0.8
Intangible assets	1.5
Trade and other payables	(0.8)
Total fair value of identifiable assets and liabilities	1.5
Goodwill	2.5

$m
Cash consideration	2.0
Total consideration	2.0

Fair value of identifiable net assets:
Intangible asset	0.2
Total fair value of identifiable assets and liabilities	0.2
Goodwill	1.8

$m
Cash consideration	5.3
Total consideration	5.3

Fair value of identifiable net assets:
Intangible assets	1.7
Cash and cash equivalents	0.3
Trade and other receivables	1.1
Property, plant and equipment	0.1
Right of use asset	0.2
Lease Liability	(0.3)
Trade and other payables	(0.6)
Deferred tax liability	(0.3)
Total fair value of identifiable assets and liabilities	2.2
Goodwill	3.1

	FX rate
		$m
Cash consideration (€54.8m)	1.0864 €/$	59.6
Contingent consideration		4.2
Total consideration		63.8

Fair value of identifiable net assets:
Property, plant and equipment		1.3
Intangible assets		1.7
Right-of-use assets		6.3
Cash and cash equivalents		29.8
Trade and other receivables		70.2
Trade and other payables		(51.7)
Lease liabilities		(6.3)
Taxes		(0.3)
Deferred tax liability		(0.2)
Total fair value of identifiable assets and liabilities		50.8
Goodwill[1]		13.0
1. There was an adjustment to the goodwill during 2024 resulting from an adjustment to the contingent consideration.

$m
Cash consideration	3.4
Total consideration	3.4

Fair value of identifiable net assets:
Cash and cash equivalents	1.9
Trade and other receivables	2.3
Intangible assets	2.6
Deferred tax liability	(0.4)
Trade and other payables	(3.4)
Total fair value of identifiable assets and liabilities	3.0
Goodwill	0.4

$m
Cash consideration	10.7
Total consideration	10.7

Fair value of identifiable net assets:
Cash and cash equivalents	1.1
Trade and other receivables	2.0
Intangible assets	5.2
Trade and other payables	(1.5)
Deferred tax liability	(1.4)
Total fair value of identifiable assets and liabilities	5.4
Goodwill	5.3
The below shows the impact of the finalised accounting:

$m
Cash consideration	94.7
Total consideration	94.7

Fair value of identifiable net assets:
Intangible assets	24.0
Property, plant and equipment	0.1
Trade and other receivables	803.5
Derivative instruments – asset	14.0
Cash and cash equivalents	56.3
Trade and other payables	(790.2)
Derivative instruments – liability	(14.0)
Deferred tax liability	(4.5)
Total fair value of identifiable assets and liabilities	89.2
Goodwill[1]	5.5
1.There has been an increase in the Cowen goodwill due to the recognition of deferred tax on the customer list intangible recorded as a part of the finalisation of the purchase price agreement and the finalisation of the provisional accounting during 2024. As the amount was immaterial, it was not retrospectively recorded.

$m
Cash consideration	1.9
Total consideration	1.9

Recognised amounts of identifiable net assets:
Cash and cash equivalents	2.2
Trade and other receivables	0.1
Right-of-use asset	0.6
Trade and other payables	(0.2)
Lease liabilities	(0.5)
Total fair value of identifiable assets and liabilities	2.2
Bargain purchase gain	0.3